Note 21. Stock-Based Compensation (Detail) - Assumptions Used to Estimate the Fair Value of Options Granted:	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Risk-free interest rate	1.07%	1.94%	2.10%
Expected dividend yield	4.29%	3.75%	0.00%
Expected volatility	0.280	0.304	0.365
Expected time until exercise (years)	3 years 219 days	3 years 219 days	3 years 219 days